Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Components Of Other Comprehensive Income (Loss) [Table Text Block]
The components of other comprehensive income (loss) and related tax effects for each period were as follows:

	2014			2013			2012
(In Millions)	Before Tax	Tax	Net of Tax	Before Tax	Tax	Net of Tax	Before Tax	Tax	Net of Tax
Change in unrealized holding gains (losses) on available-for-sale investments	$1,029	$(359)	$670	$1,963	$(687)	$1,276	$909	$(318)	$591
Less: adjustment for (gains) losses on available-for-sale investments included in net income	(142)	49	(93)	(146)	51	(95)	(187)	66	(121)
Less: adjustment for (gains) losses on deferred tax asset valuation allowance included in net income	—	(41)	(41)	—	(26)	(26)	—	(11)	(11)
Change in unrealized holding gains (losses) on derivatives	(589)	160	(429)	(166)	76	(90)	12	8	20
Less: adjustment for (gains) losses on derivatives included in net income	13	(11)	2	30	(29)	1	78	(13)	65
Change in net prior service costs	(42)	5	(37)	17	(2)	15	(4)	1	(3)
Less: adjustment for amortization of net prior service costs	6	(2)	4	4	(1)	3	5	(2)	3
Change in actuarial valuation	(433)	3	(430)	725	(275)	450	(321)	91	(230)
Less: adjustment for amortization of actuarial (gains) losses	37	(9)	28	101	(31)	70	90	(32)	58
Change in net foreign currency translation adjustment	(275)	24	(251)	45	(7)	38	12	(2)	10
Other comprehensive income (loss)	$(396)	$(181)	$(577)	$2,573	$(931)	$1,642	$594	$(212)	$382

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in accumulated other comprehensive income (loss) by component and related tax effects for each period were as follows:

(In Millions)	Unrealized Holding Gains (Losses) on Available-for-Sale Investments	Deferred Tax Asset Valuation Allowance	Unrealized Holding Gains (Losses) on Derivatives	Prior Service Credits (Costs)	Actuarial Gains (Losses)	Foreign Currency Translation Adjustment	Total
December 29, 2012	$701	$93	$93	$(32)	$(1,122)	$(132)	$(399)
Other comprehensive income before reclassifications	1,963	—	(166)	17	725	45	2,584
Amounts reclassified out of accumulated other comprehensive income (loss)	(146)	—	30	4	101	—	(11)
Tax effects	(636)	(26)	47	(3)	(306)	(7)	(931)
Other comprehensive income (loss)	1,181	(26)	(89)	18	520	38	1,642
December 28, 2013	1,882	67	4	(14)	(602)	(94)	1,243
Other comprehensive income before reclassifications	1,029	—	(589)	(42)	(433)	(275)	(310)
Amounts reclassified out of accumulated other comprehensive income (loss)	(142)	—	13	6	37	—	(86)
Tax effects	(310)	(41)	149	3	(6)	24	(181)
Other comprehensive income (loss)	577	(41)	(427)	(33)	(402)	(251)	(577)
December 27, 2014	$2,459	$26	$(423)	$(47)	$(1,004)	$(345)	$666

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The amounts reclassified out of accumulated other comprehensive income (loss) into the consolidated statements of income, with presentation location, for each period were as follows:

	Income Before Taxes Impact (In Millions)
Comprehensive Income Components	2014	2013	2012	Location
Unrealized holding gains (losses) on available-for-sale investments:
	$10	$8	$(8)	Interest and other, net
	132	138	195	Gains (losses) on equity investments, net
	142	146	187
Unrealized holding gains (losses) on derivatives:
Currency forwards	(31)	(61)	11	Cost of sales
	18	30	(63)	Research and development
	2	—	(25)	Marketing, general and administrative
Other instruments	(2)	1	(1)	Cost of sales
	(13)	(30)	(78)
Amortization of pension and postretirement benefit components:
Prior service credits (costs)	(6)	(4)	(5)
Actuarial gains (losses)	(37)	(101)	(90)
	(43)	(105)	(95)
Total amounts reclassified out of accumulated other comprehensive income (loss)	$86	$11	$14